RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 25, 2022	Nov. 17, 2022	Mar. 12, 2021
Mike Zaman Irrevocable Trust [Member] | Convertible Notes Payable [Member]
Interest rate			12.00%
Mike Zaman Irrevocable Trust [Member] | Convertible Notes Payable [Member] | On February 14, 2023 [Member]
Principal balance of promissory note	$ 10,000
Convertible promissory note	$ 10,000
Debt instrument interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | Convertible Notes Payable [Member] | On March 23, 2023 [Member]
Principal balance of promissory note	$ 18,000
Convertible promissory note	$ 18,000
Debt instrument interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | Convertible Notes Payable [Member] | January 31, 2023 [Member]
Principal balance of promissory note	$ 1,000
Convertible promissory note	$ 1,000
Debt instrument interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | May 08, 2023 [Member] | Convertible Notes Payable [Member]
Principal balance of promissory note	$ 5,800
Convertible promissory note	$ 5,800
Debt instrument interest rate	12.00%
Interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | June 20, 2023 [Member] | Convertible Notes Payable [Member]
Principal balance of promissory note	$ 3,000
Convertible promissory note	$ 3,000
Debt instrument interest rate	12.00%
Interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | June 02, 2023 [Member] | Convertible Notes Payable [Member]
Principal balance of promissory note	$ 2,500
Convertible promissory note	$ 2,500
Debt instrument interest rate	12.00%
Interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | On January 23, 2023 [member]
Principal balance of promissory note	$ 2,500
Convertible promissory note	$ 2,500
Debt instrument interest rate	12.00%
Mike Zaman Irrevocable Trust [Member] | On December 25, 2022 [Member] | Convertible Promissory Note [Member]
Promissory note		$ 2,000
Principal balance of promissory note		$ 2,000
Interest rate		12.00%
Willy A. Saint-Hilaire [Member] | Convertible Notes Payable [Member]
Interest rate					16.00%
Willy A. Saint-Hilaire [Member] | February 28, 2022 [Member] | Convertible Promissory Note [Member]
Promissory note		$ 4,500
Principal balance of promissory note		$ 4,500
Interest rate		12.00%
American Video Teleconferencing Corp [Member] | On March 13, 2022 [member]
Compensated income		$ 2,000
Paid for press release services		150
Jamie Hadfield [Member] | On April 7, 2022 [Member] | Convertible Promissory Note [Member]
Promissory note		10,000
Principal balance of promissory note		$ 10,000
Interest rate		12.00%
Mohammad Sadrolashrafi [Member] | On September 9, 2022 [Member] | Convertible Promissory Note [Member]
Promissory note		$ 5,000
Principal balance of promissory note		$ 0
Interest rate		12.00%
Mohammad Sadrolashrafi [Member] | November 17, 2022 [Member] | Convertible Notes Payable [Member]
Interest rate				12.00%
Mohammad Sadrolashrafi [Member] | November 17, 2022 [Member] | Convertible Promissory Note [Member]
Promissory note		$ 5,000
Principal balance of promissory note		$ 2,000
Interest rate		12.00%
Shahram Khia [Member] | On October 31, 2022 [Member] | Convertible Promissory Note [Member]
Common stock purchase		10,000
Sale of common stock per share		$ 0.50
Common stock purchase price		$ 5,000
Shahram Khial [Member] | On October 31, 2022 [Member] | Convertible Promissory Note [Member]
Promissory note		3,500
Principal balance of promissory note		$ 0
Common stock purchase		10,000
Interest rate		12.00%
Sale of common stock per share		$ 0.50
Common stock purchase price		$ 5,000
Mike Jaman [Member] | On January 11, 2023
Principal balance of promissory note	$ 1,100
Convertible promissory note	$ 1,100
Debt instrument interest rate	12.00%